Average Annual Total Returns - FidelityLowDurationBondFactorETF-PRO - FidelityLowDurationBondFactorETF-PRO - Fidelity Low Duration Bond Factor ETF	Dec. 30, 2023
Fidelity Low Duration Bond Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(0.56%)
Since Inception	1.47%	[1]
Fidelity Low Duration Bond Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(1.40%)
Since Inception	0.76%	[1]
Fidelity Low Duration Bond Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.33%)
Since Inception	0.82%	[1]
IXYS2
Average Annual Return:
Past 1 year	(0.34%)
Since Inception	1.71%	[1]
IXXXY
Average Annual Return:
Past 1 year	0.15%
Since Inception	1.14%	[1]

[1]	AFrom June 12, 2018.